other comprehensive income	6 Months Ended
Jun. 30, 2023
other comprehensive income
other comprehensive income
11	other comprehensive income

									Item never		Item never
									reclassified to		reclassified to
	Items that may subsequently be reclassified to income								income		income
	Change in unrealized fair value of derivatives designated as cash flow hedges in current period (Note 4(e))
	Derivatives used to manage currency risk			Derivatives used to manage other market risks				Cumulative	Change in
		Prior period			Prior period			foreign	measurement		Employee
	Gains	(gains) losses		Gains	(gains) losses			currency	of investment	Accumulated	defined benefit
	(losses)	transferred to		(losses)	transferred to			translation	financial	other	plan	Other
Periods ended June 30 (millions)	arising	net income	Total	arising	net income	Total	Total	adjustment	assets	comp. income	re-measure-ments	comp. income
THREE-MONTH
Accumulated balance as at April 1, 2022			$169			$(2)	$167	$(42)	$88	$213
Other comprehensive income (loss)
Amount arising	$182	$(174)	8	$1	$—	1	9	(21)	(5)	(17)	$186	$169
Income taxes	$26	$(30)	(4)	$—	$—	—	(4)	—	(1)	(5)	48	43
Net			12			1	13	(21)	(4)	(12)	$138	$126
Accumulated balance as at June 30, 2022			$181			$(1)	$180	$(63)	$84	$201
Accumulated balance as at April 1, 2023			$(38)			$(4)	$(42)	$97	$84	$139
Other comprehensive income (loss)
Amount arising	$(166)	$137	(29)	$1	$—	1	(28)	(66)	(3)	(97)	$5	$(92)
Income taxes	$(31)	$19	(12)	$—	$—	—	(12)	—	(1)	(13)	2	(11)
Net			(17)			1	(16)	(66)	(2)	(84)	$3	$(81)
Accumulated balance as at June 30, 2023			$(55)			$(3)	$(58)	$31	$82	$55

SIX-MONTH
Accumulated balance as at January 1, 2022			$81			$(3)	$78	$25	$83	$186
Other comprehensive income (loss)
Amount arising	$188	$(67)	121	$1	$1	2	123	(88)	1	36	$400	$436
Income taxes	$30	$(9)	21	$—	$—	—	21	—	—	21	103	124
Net			100			2	102	(88)	1	15	$297	$312
Accumulated balance as at June 30, 2022			$181			$(1)	$180	$(63)	$84	$201
Accumulated balance as at January 1, 2023			$(20)			$(3)	$(23)	$66	$90	$133
Other comprehensive income (loss)
Amount arising	$(181)	$134	(47)	$—	$—	—	(47)	(35)	(10)	(92)	$(1)	$(93)
Income taxes	$(32)	$20	(12)	$—	$—	—	(12)	—	(2)	(14)	—	(14)
Net			(35)			—	(35)	(35)	(8)	(78)	$(1)	$(79)
Accumulated balance as at June 30, 2023			$(55)			$(3)	$(58)	$31	$82	$55
Attributable to:
Common Shares										$49
Non-controlling interests										6
										$55